Segment Information - Specific Financial Information About Each Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Information
Sales to External Customers	$ 6,583	$ 5,809	$ 5,379
Operating Income (Loss)	209	240	230
Loss from affiliates	(44)	(7)	81
Depreciation and amortization	134	118	102
Total Assets	5,307	5,161
Investment in and Advances to Affiliates	804	851
Capital expenditures	162	173	158
Pork
Segment Information
Sales to External Customers	1,774	1,609	1,443
Operating Income (Loss)	117	193	179
Loss from affiliates	(30)	(10)	11
Depreciation and amortization	73	69	56
Total Assets	1,304	1,309
Investment in and Advances to Affiliates	192	231
Capital expenditures	86	100	69
CT&M
Segment Information
Sales to External Customers	3,428	2,945	2,778
Operating Income (Loss)	46	25	38
Loss from affiliates	(11)	7	(10)
Depreciation and amortization	22	10	6
Total Assets	1,423	964
Investment in and Advances to Affiliates	255	240
Capital expenditures	29	15	35
Marine
Segment Information
Sales to External Customers	1,057	956	916
Operating Income (Loss)	25	21	33
Loss from affiliates	2	(7)	1
Depreciation and amortization	24	24	26
Total Assets	345	376
Investment in and Advances to Affiliates	28	28
Capital expenditures	18	37	19
Sugar and Alcohol
Segment Information
Sales to External Customers	184	186	147
Operating Income (Loss)	9	21	(12)
Loss from affiliates	1	1	2
Depreciation and amortization	6	7	6
Total Assets	138	197
Investment in and Advances to Affiliates	4	4
Capital expenditures	5	20	33
Power
Segment Information
Sales to External Customers	122	97	79
Operating Income (Loss)	21	9	7
Loss from affiliates	10	6	4
Depreciation and amortization	8	8	8
Total Assets	203	188
Investment in and Advances to Affiliates	30	38
Capital expenditures	23	1	1
Turkey
Segment Information
Loss from affiliates	(16)	(4)	73
Total Assets	295	315
Investment in and Advances to Affiliates	295	310
All Other
Segment Information
Sales to External Customers	18	16	16
Operating Income (Loss)	2	2	2
Total Assets	8	4
Segment Totals
Segment Information
Sales to External Customers	6,583
Operating Income (Loss)	220	271	247
Depreciation and amortization	133	118	102
Total Assets	3,716	3,353
Capital expenditures	161	173	157
Corporate Items
Segment Information
Operating Income (Loss)	(11)	(31)	(17)
Depreciation and amortization	1
Total Assets	1,591	$ 1,808
Capital expenditures	$ 1		$ 1